SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
	Nov. 11, 2022	Aug. 05, 2013	Sep. 29, 2021	Dec. 18, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Average interest rate, short-term bank deposits in U.S. dollars					4.84%	0.77%
Amortization in R&D expenses					$ 6,019	$ 1,291	$ 829
Revenue recognition under milestone method	$ 7,500		$ 6,000	$ 2,000
Severance expenses					468	$ 383	$ 572
Upfront payment received		$ 10,000			10,000
Research And Development Arrangement Payments Receivable		$ 250,000			200,000
Accrued milestone payment					$ 15,500
Options [Member]
Weighted average number of shares related to outstanding options excluded from the calculations of diluted net loss per share					8,405,615	6,758,300	7,150,648
Master Clinical Agreement One [Member]
Investment amount					$ 12,000
Deferred participation of BMS in R&D expenses					4,121
Master Clinical Agreement Two [Member]
Investment amount					20,000
Deferred participation of BMS in R&D expenses					$ 5,000